Sector Weightings
Cambria Shareholder Yield ETF
Consumer Discretionary	26.94%
Financials	20.42%
Materials	17.29%
Energy	17.13%
Health Care	5.98%
Industrials	5.91%
Information Technology	4.76%
Consumer Staples	1.15%
Communication Services	0.42%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Shareholder Yield ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (99.45%)
Communication Services (0.41%)
Lumen Technologies, Inc.	628,180	$3,297,945

Consumer Discretionary (26.79%)
Abercrombie & Fitch Co., Class A(a)	250,390	7,251,294
Adtalem Global Education, Inc.(a)	177,625	6,781,722
Advance Auto Parts, Inc.	41,650	6,342,462
AutoNation, Inc.(a)	79,135	10,027,987
Big 5 Sporting Goods Corp.(b)	430,710	4,302,793
Big Lots, Inc.	297,920	4,873,971
Caleres, Inc.	265,580	6,910,392
Citi Trends, Inc.(a)	266,560	8,391,309
Dick's Sporting Goods, Inc.	62,230	8,137,195
Dillard's, Inc., Class A(b)	36,750	14,454,142
Ethan Allen Interiors, Inc.	260,680	7,491,943
Foot Locker, Inc.	179,830	7,824,403
Grand Canyon Education, Inc.(a)	77,665	9,052,632
Haverty Furniture Cos., Inc.	202,125	7,058,205
Hibbett, Inc.	109,270	7,251,157
LKQ Corp.	132,545	7,814,853
Macy's, Inc.	318,255	7,520,366
ODP Corp.(a)	149,695	7,724,262
Oxford Industries, Inc.	69,335	8,127,449
Penske Automotive Group, Inc.	90,895	11,618,199
PulteGroup, Inc.	154,595	8,794,910
Smith & Wesson Brands, Inc.	452,515	5,013,866
Tapestry, Inc.	187,670	8,552,122
Toll Brothers, Inc.	207,025	12,315,917
Tri Pointe Homes, Inc.(a)	320,950	7,089,786
Whirlpool Corp.	43,120	6,709,041
Zumiez, Inc.(a)	228,585	5,904,351
		213,336,729
Consumer Staples (1.15%)
Sprouts Farmers Market, Inc.(a)	285,915	9,134,984

Energy (17.04%)
APA Corp.	166,355	7,374,517
Arch Resources, Inc., Class A(b)	52,430	7,760,689
California Resources Corp.	152,880	6,532,562
CNX Resources Corp.(a)	429,240	7,181,185
ConocoPhillips	66,885	8,151,275
CVR Energy, Inc.	355,985	11,818,702
Devon Energy Corp.	122,745	7,762,394
Diamondback Energy, Inc.	58,555	8,556,057
Exxon Mobil Corp.	82,565	9,578,366
Marathon Oil Corp.	271,705	7,463,736
Marathon Petroleum Corp.	67,620	8,690,522
Ovintiv, Inc.	153,615	7,562,466
PDC Energy, Inc.	120,050	8,130,987
Pioneer Natural Resources Co.	29,890	6,885,162
Plains GP Holdings LP, Class A(b)	614,215	8,040,074
Valero Energy Corp.	101,185	14,168,936
		135,657,630
Financials (20.31%)
Aflac, Inc.	119,560	8,787,660
Allstate Corp.	55,370	7,113,384
Ally Financial, Inc.	182,035	5,914,317
American Financial Group, Inc.	52,920	7,545,863
Ameriprise Financial, Inc.	29,645	10,379,307
Assured Guaranty, Ltd.	147,245	9,217,537
Cathay General Bancorp	180,320	7,926,867
Discover Financial Services	61,495	7,178,311
Encore Capital Group, Inc.(a)	120,050	6,689,186
Federated Hermes, Inc.	215,110	8,453,823
Hilltop Holdings, Inc.	218,785	7,154,270
Lincoln National Corp.	102,900	3,645,747
Loews Corp.	120,785	7,425,862
MetLife, Inc.	102,410	7,477,978
Mr Cooper Group, Inc.(a)	143,815	6,614,052
Northwest Bancshares, Inc.	458,395	6,481,705
Principal Financial Group, Inc.	108,045	9,999,565
Regions Financial Corp.	308,210	7,255,263
SLM Corp.	389,550	6,844,394
Synchrony Financial	151,655	5,570,288
Voya Financial, Inc.	99,225	6,922,928
Zions Bancorp NA	134,260	7,137,262
		161,735,569

Health Care (5.95%)
AMN Healthcare Services, Inc.(a)	61,495	5,893,681
Cigna Corp.	27,930	8,844,593
McKesson Corp.	32,830	12,432,064
Quest Diagnostics, Inc.	44,590	6,620,723
Universal Health Services, Inc., Class B	54,635	8,097,453
Veradigm, Inc.(a)	306,495	5,489,326
		47,377,840
Industrials (5.88%)
Atkore, Inc.(a)	61,005	7,945,901
Boise Cascade Co.	114,660	8,596,060
Crane Holdings Co.	62,230	7,213,079
ManpowerGroup, Inc.	80,605	7,025,532
Matson, Inc.	95,550	6,317,766
Veritiv Corp.	77,665	9,711,232
		46,809,570
Information Technology (4.73%)
Arrow Electronics, Inc.(a)	57,575	6,764,487
DXC Technology Co.(a)	206,290	5,926,712
HP, Inc.	236,670	6,896,564
Sanmina Corp.(a)	138,180	8,419,307
Western Union Co.	340,550	4,825,593
Xerox Holdings Corp.	295,715	4,843,812
		37,676,475
Materials (17.19%)
Alpha Metallurgical Resources, Inc.	50,960	8,200,993
CF Industries Holdings, Inc.	64,925	5,499,147
Dow, Inc.	135,975	8,070,116
DuPont de Nemours, Inc.	102,410	7,573,220
Greif, Inc., Class A	109,270	7,805,156
Huntsman Corp.	230,790	7,313,735
International Paper Co.	158,025	6,608,606
Louisiana-Pacific Corp.	174,685	11,894,302
LyondellBasell Industries NV, Class A	69,825	6,751,379
Mosaic Co.	220,255	10,911,433
Nucor Corp.	98,000	16,563,960
Olin Corp.	127,890	8,260,415
Reliance Steel & Aluminum Co.	43,365	9,863,369
Ryerson Holding Corp.	330,015	12,596,673
Steel Dynamics, Inc.	74,480	8,985,267
		136,897,771

Total Common Stocks
(Cost $746,161,182)		791,924,513

Short-Term Investment (2.35%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(c)(d)	18,722,247	$18,722,247

Total Short-Term Investment
(Cost $18,722,247)		18,722,247

Total Investments (101.80%)
(Cost $764,883,429)		$810,646,760

Liabilities Less Other Assets (-1.80%)		(14,312,008)

Net Assets (100.00%)		$796,334,752

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $18,510,742.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $18,722,247.
(d)	Rate shown is the 7-day effective yield as of January 31, 2023.

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Materials	23.67%
Financials	19.92%
Industrials	16.25%
Energy	16.12%
Consumer Discretionary	6.26%
Communication Services	6.15%
Information Technology	5.65%
Consumer Staples	4.19%
Real Estate	1.79%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Foreign Shareholder Yield ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
Common Stocks (97.97%)
Australia (7.72%)
CSR, Ltd.	308,266	$1,144,522
Downer EDI, Ltd.	385,090	1,024,747
Fortescue Metals Group, Ltd.	115,042	1,805,943
Mineral Resources, Ltd.	35,696	2,240,937
Super Retail Group, Ltd.	152,387	1,362,817
Whitehaven Coal, Ltd.	172,078	1,020,276
Yancoal Australia, Ltd.	270,824	1,125,940
		9,725,182
Canada (15.63%)
Canadian Natural Resources, Ltd.	19,400	1,190,784
Corus Entertainment, Inc., Class B	640,200	1,082,598
Crescent Point Energy Corp.	164,900	1,231,901
Great-West Lifeco, Inc.	33,961	900,743
Home Capital Group, Inc.(a)	48,500	1,546,255
Imperial Oil, Ltd.	38,800	2,120,579
Interfor Corp.	58,200	1,163,956
International Petroleum Corp.(b)	102,432	1,101,936
Labrador Iron Ore Royalty Corp.(a)	56,660	1,662,049
Mullen Group, Ltd.(a)	126,100	1,334,402
Peyto Exploration & Development Corp.(a)	106,700	972,734
Stelco Holdings, Inc.	48,500	1,887,073
Suncor Energy, Inc.	38,800	1,346,649
West Fraser Timber Co., Ltd.	9,700	843,405
Whitecap Resources, Inc.(a)	155,200	1,293,576
		19,678,640
Denmark (2.15%)
D/S Norden A/S	23,280	1,249,956
Scandinavian Tobacco Group A/S, Class A(c)	83,905	1,454,270
		2,704,226
Finland (1.08%)
Sampo Oyj(b)	25,996	1,361,353

France (6.11%)
AXA SA	48,015	1,493,683
Carrefour SA	70,616	1,341,170
Coface SA	90,792	1,265,387
Metropole Television SA	57,230	910,240
Nexity SA	41,904	1,263,716
TotalEnergies SE	22,989	1,424,066
		7,698,262
Germany (1.80%)
DWS Group GmbH & Co. KGaA(c)	26,093	934,405
Freenet AG	54,708	1,326,305
		2,260,710
Great Britain (12.62%)
abrdn PLC	535,246	1,402,898
Anglo American PLC	23,765	1,015,637
Aviva PLC	187,022	1,050,706
Balfour Beatty PLC	290,127	1,310,548
BP PLC	285,083	1,718,132
British American Tobacco PLC	35,987	1,373,587
Direct Line Insurance Group PLC	444,874	973,246
Legal & General Group PLC	294,694	922,815
Man Group PLC	333,486	1,022,499
Persimmon PLC	53,932	938,838
Quilter PLC(c)	768,157	911,792
Rio Tinto PLC	26,390	2,055,878
WPP PLC	102,044	1,187,345
		15,883,921
Hong Kong (8.89%)
China Resources Cement Holdings, Ltd.	1,406,500	812,565
Kingboard Holdings, Ltd.	242,500	989,651
Kingboard Laminates Holdings, Ltd.	756,600	921,488
Lee & Man Paper Manufacturing, Ltd.	2,425,000	1,060,782
New World Development Co., Ltd.	320,100	955,260
Orient Overseas International, Ltd.	48,500	802,236
Pacific Basin Shipping, Ltd.	3,104,000	1,088,616
PC Partner Group, Ltd.(a)	1,358,000	798,401
Shougang Fushan Resources Group, Ltd.	3,492,000	1,260,320

Skyworth Group, Ltd.	2,522,000	1,611,399
VTech Holdings, Ltd.	135,800	897,118
		11,197,836
Italy (3.68%)
Anima Holding SpA(c)	242,597	1,066,030
Eni SpA	91,956	1,413,170
Unipol Gruppo SpA	224,264	1,170,276
UnipolSai Assicurazioni SpA	372,189	987,282
		4,636,758
Japan (25.59%)
Aozora Bank, Ltd.(a)	48,500	966,535
Citizen Watch Co., Ltd.(a)	281,300	1,331,239
Dai-ichi Life Holdings, Inc.	67,900	1,586,324
Gree, Inc.(a)	194,000	1,047,762
Hakuto Co., Ltd.(a)	58,200	2,023,240
Inabata & Co., Ltd.	67,900	1,310,895
Inpex Corp.	106,700	1,164,015
Iyogin Holdings, Inc.	232,800	1,307,393
Japan Petroleum Exploration Co., Ltd.	38,800	1,245,988
Japan Post Holdings Co., Ltd.	145,500	1,274,306
Japan Tobacco, Inc.	48,500	989,263
Joyful Honda Co., Ltd.	97,000	1,387,577
Kamigumi Co., Ltd.	58,200	1,185,775
Meiwa Corp.(a)	120,375	637,179
Mitsubishi Logistics Corp.	38,800	901,702
Mitsuboshi Belting, Ltd.	48,500	1,376,772
Mitsui & Co., Ltd.	58,200	1,708,017
NGK Spark Plug Co., Ltd.	58,200	1,131,673
Nippon Yusen KK(a)	72,400	1,710,367
Nisshinbo Holdings, Inc.	145,500	1,080,924
Nitto Kogyo Corp.(a)	67,900	1,266,034
Press Kogyo Co., Ltd.(a)	368,600	1,274,306
Sumitomo Osaka Cement Co., Ltd.(a)	38,800	1,016,464
Sumitomo Warehouse Co., Ltd.	77,600	1,188,160
Tokio Marine Holdings, Inc.	48,500	1,011,247
Yamato Kogyo Co., Ltd.	29,100	1,095,456
		32,218,613
Luxembourg (3.06%)
ArcelorMittal SA	48,112	1,483,363
ArcelorMittal SA(a)	43,844	1,352,251
RTL Group SA	20,952	1,014,526
		3,850,140
Netherlands (1.13%)
NN Group NV	32,786	1,419,311

New Zealand (0.69%)
Fletcher Building, Ltd.	266,071	871,981

Norway (2.49%)
Elkem ASA(b)(c)	339,015	1,194,853
Telenor ASA	98,070	1,025,247
Yara International ASA	20,661	914,900
		3,135,000
Spain (1.20%)
Repsol SA	92,150	1,511,723

Sweden (2.39%)
SSAB AB	168,683	1,199,118
SSAB AB	266,556	1,807,695

Switzerland (1.74%)
Ferrexpo PLC	494,118	964,929
Glencore PLC	182,942	1,220,621
		2,185,550

Total Common Stocks
(Cost $118,166,827)		123,346,019

Short-Term Investment (11.15%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(d)(e)	14,040,363	$14,040,363

Total Short-Term Investment
(Cost $14,040,363)		14,040,363

Total Investments (109.12%)
(Cost $132,207,190)		$137,386,382

Liabilities Less Other Assets (-9.12%)		(11,487,104)

Net Assets (100.00%)		$125,899,278

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $13,316,383.
(b)	Non-income producing security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the fair value of securities restricted under Rule 144A in the aggregate was $5,561,350, representing 4.42% of net assets.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $14,040,363.
(e)	Rate shown is the 7-day effective yield as of January 31, 2023.

Investment Abbreviations:
GmbH - German Company with limited liability
KGaA - German Master Limited Partnership
Oyj - Finnish public stock company
PLC - Public Limited Company
SpA - Italian Public Limited Company

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Global Value ETF
Financials	33.95%
Utilities	14.65%
Materials	14.23%
Energy	10.53%
Industrials	10.20%
Consumer Staples	6.42%
Real Estate	3.38%
Communication Services	2.26%
Consumer Discretionary	1.90%
Information Technology	0.96%
Health Care	0.78%
Other	0.74%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Value ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (98.57%)
Austria (0.73%)
Erste Group Bank AG	24,606	$922,094

Brazil (8.23%)
Atacadao SA	278,300	905,682
Banco Santander Brasil SA	169,400	966,417
Centrais Eletricas Brasileiras SA	145,200	1,163,019
Cia Siderurgica Nacional SA	278,300	1,016,974
Gerdau SA	205,700	1,333,162
Itau Unibanco Holding SA	242,000	1,207,545
JBS SA	157,300	624,081
Petroleo Brasileiro SA	169,400	873,647
Telefonica Brasil SA	108,900	893,931
Vale SA	72,600	1,356,951
		10,341,409
Chile (9.35%)
Banco Santander Chile	22,114,444	929,681
CAP SA	91,597	845,612
Cencosud SA	683,892	1,228,361
Cia Sud Americana de Vapores SA	9,616,475	834,635
Colbun SA	15,568,223	1,811,702
Empresas CMPC SA	734,470	1,262,932
Empresas COPEC SA	152,218	1,148,104
Enel Americas SA	10,358,084	1,371,268
Falabella SA	404,624	940,212
Quinenco SA	396,154	1,378,308
		11,750,815
Czech Republic (8.66%)
CEZ AS	78,529	3,188,419
Komercni Banka AS	83,732	2,815,830
Moneta Money Bank AS(a)	744,029	2,745,338
Philip Morris CR AS	2,783	2,137,740
		10,887,327
Great Britain (8.68%)
Anglo American PLC	25,047	1,070,425
Aviva PLC	153,742	863,736
Barclays PLC	588,544	1,348,428
BP PLC	210,419	1,268,148
Legal & General Group PLC	352,594	1,104,125
Lloyds Banking Group PLC	2,002,671	1,298,194
Rio Tinto PLC	16,093	1,253,704
Segro PLC	74,294	760,407
Shell PLC	38,478	1,126,167
Vodafone Group PLC	714,142	819,855
		10,913,189
Greece (–%)(b)
FF Group(c)(d)(e)	25,407	–

Malaysia (7.48%)
CIMB Group Holdings Bhd	931,700	1,255,881
Hartalega Holdings Bhd	1,076,900	406,449
Hong Leong Bank Bhd	229,900	1,105,913
Malayan Banking Bhd	532,400	1,090,823
Petronas Chemicals Group Bhd	459,800	900,036
Public Bank Bhd	1,028,500	1,022,292
RHB Bank Bhd	786,500	1,060,159
Sime Darby Bhd	2,020,700	1,094,255
Sime Darby Plantation Bhd	895,400	908,886
Top Glove Corp. Bhd(d)	2,843,500	553,268
		9,397,962
Norway (5.16%)
Aker BP ASA	19,239	584,402
DNO ASA	472,747	580,183
Elkem ASA(a)(d)	176,297	621,356
Equinor ASA	17,424	529,444
Golden Ocean Group, Ltd.	73,568	700,626
Norsk Hydro ASA	99,704	802,498
Storebrand ASA	86,152	746,071
TGS ASA	44,044	724,977
Var Energi ASA	156,090	472,886
Yara International ASA	16,335	723,338
		6,485,781

Poland (8.72%)
Alior Bank SA(d)(f)	141,086	1,276,441
Jastrzebska Spolka Weglowa SA(d)(f)	69,938	1,085,632
KGHM Polska Miedz SA	34,969	1,135,441
Lubelski Wegiel Bogdanka SA	91,476	1,161,479
PGE Polska Grupa Energetyczna SA(d)	503,602	870,552
Polski Koncern Naftowy ORLEN SA	217,857	3,265,068
Powszechny Zaklad Ubezpieczen SA	162,866	1,380,622
Tauron Polska Energia SA(d)	1,431,430	779,873
		10,955,108
Portugal (9.38%)
Altri SGPS SA(f)	159,720	803,601
Banco Comercial Portugues SA	7,212,205	1,531,292
Energias de Portugal SA	240,064	1,189,567
Galp Energia SGPS SA	94,864	1,296,872
Greenvolt-Energias Renovaveis SA(d)	32,425	271,078
Jeronimo Martins SGPS SA	52,514	1,138,382
Mota-Engil SGPS SA(f)	825,825	1,526,246
Navigator Co. SA	266,321	930,549
NOS SGPS SA	254,221	1,088,918
REN - Redes Energeticas Nacionais SGPS SA	363,847	998,776
Sonae SGPS SA	994,136	1,011,601
		11,786,882
Russia (–%)(b)
Alrosa PJSC(c)(e)	1,262,976	–
Gazprom Neft PJSC(c)(e)	334,880	–
Gazprom PJSC(c)(e)	373,048	–
Rosneft Oil Co. PJSC(c)(e)	198,016	–
Sberbank of Russia PJSC(c)(e)	287,609	–
Severstal PAO(c)(e)	82,992	–
Unipro PJSC(c)(e)	22,421,984	–
		0
Singapore (9.58%)
Capitaland Investment, Ltd./Singapore	363,000	1,094,139
CDL Hospitality Trusts	23,850	24,507
City Developments, Ltd.	193,600	1,223,078
Genting Singapore, Ltd.	1,875,500	1,413,263
Jardine Cycle & Carriage, Ltd.	48,400	1,069,825
Oversea-Chinese Banking Corp., Ltd.	121,000	1,190,843
Sembcorp Industries, Ltd.	508,200	1,396,409
Singapore Airlines, Ltd.	278,300	1,254,024
United Overseas Bank, Ltd.	48,400	1,098,928
UOL Group, Ltd.	205,700	1,092,850
Venture Corp., Ltd.	84,700	1,190,107
		12,047,973
Spain (9.49%)
Acciona SA	5,566	1,083,138
Banco Bilbao Vizcaya Argentaria SA	218,163	1,532,862
Banco Santander SA	375,342	1,306,989
CaixaBank SA	340,494	1,505,467
Enagas SA	49,731	890,178
Endesa SA	51,788	1,028,621
Ferrovial SA	42,471	1,248,495
Iberdrola SA	94,501	1,103,902
Mapfre SA	603,548	1,210,587
Naturgy Energy Group SA	35,937	1,015,787
		11,926,026
Turkey (13.11%)
Akbank TAS	1,827,947	1,650,174
Eregli Demir ve Celik Fabrikalari TAS	485,815	984,066
Haci Omer Sabanci Holding AS	813,604	1,687,831
KOC Holding AS	405,592	1,648,525
Petkim Petrokimya Holding AS(d)	1,709,125	1,483,845
Turkiye Halk Bankasi AS(d)	3,013,868	1,682,450
Turkiye Is Bankasi AS, Class C	3,440,896	1,990,348
Turkiye Sise ve Cam Fabrikalari AS	899,877	1,891,683
Turkiye Vakiflar Bankasi TAO, Class D(d)	3,664,122	1,840,900
Yapi ve Kredi Bankasi AS	3,348,070	1,616,251
		16,476,073

Total Common Stocks
(Cost $131,381,383)		123,890,639

Short-Term Investment (0.62%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(g)(h)	773,252	$773,252

Total Short-Term Investment
(Cost $773,252)		773,252

Total Investments (99.19%)
(Cost $132,154,635)		$124,663,891

Other Assets Less Liabilities (0.81%)		1,023,999

Net Assets (100.00%)		$125,687,890

Percentages based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the fair value of securities restricted under Rule 144A in the aggregate was $3,366,694, representing 2.68% of net assets.
(b)	Less than 0.005%.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Non-income producing security.
(e)	These securities are considered to be illiquid. The aggregate value of these securities at January 31, 2023 was $0, which represent 0.00% of the Fund's Net Assets.
(f)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $863,070.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $773,252.
(h)	Rate shown is the 7-day effective yield as of January 31, 2023.

Investment Abbreviations:
PJSC - Private Joint Stock Company
PLC - Public Limited Company

Transactions with affiliated companies for the nine months ended January 31, 2023 are as follows:

Investments no longer affiliated as of January 31, 2023

Security Name	Market Value as of April 30, 2022	Sales	Sales In-Kind	Market Value as of January 31, 2023	Share Balance as of January 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
iShares MSCI Colombia ETF	$9,137,885	$(6,550,036)	$(635,957)	$–	$–	$328,977	$(2,573,718)	$621,826
Grand Total	$9,137,885	$(6,550,036)	$(635,957)	$–	$–	$328,977	$(2,573,718)	$621,826

Cambria Global Value ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(1)	Total
Common Stocks
Austria	$922,094	–	$–	922,094
Brazil	10,341,409	–	–	10,341,409
Chile	11,750,815	–	–	11,750,815
Czech Republic	10,887,327	–	–	10,887,327
Great Britain	10,913,189	–	–	10,913,189
Malaysia	9,397,962	–	–	9,397,962
Norway	6,485,781	–	–	6,485,781
Poland	10,955,108	–	–	10,955,108
Portugal	11,786,882	–	–	11,786,882
Singapore	12,047,973	–	–	12,047,973
Spain	11,926,026	–	–	11,926,026
Turkey	16,476,073	–	–	16,476,073
Short-Term Investment	773,252	–	–	773,252
Total	$124,663,891	$–	$–	$124,663,891

(1)	The Fund considers transfers to Level 3 at the ending of the reporting period, which is $0 at the end of the reporting period. Change in unrealized appreciation/depreciation on Level 3 holding as of January 31, 2023 is $(9,440,193).

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Momentum ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds (99.92%)
Global (43.38%)
Commodity ETF (6.57%)
iShares® Global Energy ETF	315,216	$12,677,988

Equity ETF (36.81%)
iShares® Global Consumer Staples ETF	194,832	11,791,233
iShares® Global Financials ETF(a)	157,476	12,018,568
iShares® Global Healthcare ETF	136,092	11,488,887
iShares® Global Industrials ETF	102,432	11,574,816
Cambria Global Value ETF*(a)	581,988	12,151,909
FlexShares Global Upstream Natural Resources Index Fund(a)	261,492	12,023,402
		71,048,815
International (12.59%)
Equity ETF (12.59%)
Cambria Emerging Shareholder Yield ETF*	407,616	12,118,423
Cambria Foreign Shareholder Yield ETF*(a)	465,828	12,190,486
		24,308,909
North America (18.65%)
Commodity ETF (18.65%)
Invesco DB Precious Metals Fund	239,052	11,973,637
United States Commodity Index Fund(b)	208,824	11,781,850
VanEck Gold Miners ETF/USA	382,008	12,231,896
		35,987,383
United States (25.30%)
Commodity ETF (6.27%)
Graniteshares Gold Trust(a)(b)	634,128	12,105,504

Equity ETF (18.72%)
Cambria Shareholder Yield ETF*(a)	193,776	12,603,191
Cambria Value and Momentum ETF*	859,669	23,537,737
		36,140,928
Fixed Income ETF (0.31%)
iShares® Short Treasury Bond ETF(a)	5,343	589,226

Total Exchange Traded Funds
(Cost $184,731,175)		192,858,753

Short-Term Investment (6.07%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(c)(d)	11,710,480	$11,710,480

Total Short-Term Investment
(Cost $11,710,480)		11,710,480

Total Investments (105.99%)
(Cost $196,441,655)		$204,569,233

Liabilities Less Other Assets (-5.99%)		(11,563,089)

Net Assets (100.00%)		$193,006,144

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $11,575,742.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $11,710,480.
(d)	Rate shown is the 7-day effective yield as of January 31, 2023.

Investment Abbreviations:
ETF - Exchange Traded Fund

Transactions with affiliated companies for the nine months ended January 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2022	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2023	Share Balance as of January 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$–	$11,447,043	$276,037	$–	$–	$12,118,423	407,616	$–	$395,344	$–
Cambria Foreign Shareholder Yield ETF	4,642,086	17,558,021	1,181,313	(11,231,651)	(172,019)	12,190,486	465,828	54,566	650,021	(437,285)
Cambria Global Value ETF	–	10,937,142	532,886	–	(175,924)	12,151,909	581,988	40,277	852,774	5,031
Cambria Value and Momentum ETF	10,421,504	–	18,184,835	(3,648,154)	(2,241,375)	23,537,737	859,669	239,807	335,792	485,135
Cambria Shareholder Yield ETF	6,221,840	17,257,910	1,938,256	(12,817,592)	(356,841)	12,603,191	193,776	73,981	(560,068)	919,686
	$21,285,430	$57,200,116	$22,113,327	$(27,697,397)	$(2,946,159)	$72,601,746	2,508,877	$408,631	$1,673,863	$972,567

Investments no longer affiliated as of January 31, 2023

Cambria Global Real Estate ETF	$4,975,645	$–	$–	$(4,890,438)	$–	$–	–	$–	$463,685	$(548,892)
	$4,975,645	$–	$–	$(4,890,438)	$–	$–	–	$–	$463,685	$(548,892)

Grand Total	$26,261,075	$57,200,116	$22,113,327	$(32,587,835)	$(2,946,159)	$72,601,746	2,508,877	$408,631	$2,137,548	$423,675

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Asset Allocation ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds (98.47%)
Global (14.31%)
Equity ETF (14.31%)
Alpha Architect Value Momentum Trend ETF	41,616	$1,007,731
Cambria Global Real Estate ETF*	118,800	3,290,356
Cambria Global Value ETF*	139,608	2,915,015
		7,213,102
International (35.62%)
Equity ETF (15.93%)
Alpha Architect International Quantitative Momentum ETF(a)	37,440	979,494
Cambria Emerging Shareholder Yield ETF*	157,392	4,679,264
Cambria Foreign Shareholder Yield ETF*	90,396	2,365,618
		8,024,376
Fixed Income ETF (19.69%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	30,996	1,330,038
VanEck Emerging Markets High Yield Bond ETF(a)	106,704	2,029,510
VanEck International High Yield Bond ETF(a)	49,608	1,015,476
VanEck J. P. Morgan EM Local Currency Bond ETF	122,328	3,091,229
Vanguard® Total International Bond ETF	50,616	2,457,407
		9,923,660
North America (0.95%)
Commodity ETF (0.95%)
VanEck Gold Miners ETF/USA	14,904	477,226

United States (47.59%)
Commodity ETF (8.91%)
Graniteshares Gold Trust(b)	83,052	1,585,463
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	194,328	2,905,203
		4,490,666
Equity ETF (16.57%)
Alpha Architect US Quantitative Momentum ETF(a)	44,100	2,051,034
Cambria Shareholder Yield ETF*	63,540	4,132,641
Cambria Value and Momentum ETF*	79,020	2,163,568
		8,347,243
Fixed Income ETF (22.11%)
Schwab US TIPS Bond ETF	26,172	1,382,143
Vanguard® Intermediate-Term Corporate Bond ETF	18,900	1,526,931
Vanguard® Intermediate-Term Government Bond ETF	33,588	2,010,914
Vanguard® Long-Term Treasury Bond ETF(a)	28,116	1,856,218
Vanguard® Short-Term Corporate Bond ETF(a)	13,428	1,026,974
Vanguard® Total Bond Market ETF	45,000	3,339,900
		11,143,080

Total Exchange Traded Funds
(Cost $50,344,078)		49,619,353

Short-Term Investment (6.14%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(c)(d)	3,093,552	$3,093,552

Total Short-Term Investment
(Cost $3,093,552)		3,093,552

Total Investments (104.61%)
(Cost $53,437,630)		$52,712,905

Liabilities Less Other Assets (-4.61%)		(2,321,026)

Net Assets (100.00%)		$50,391,879

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $3,014,929.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $3,093,552.
(d)	Rate shown is the 7-day effective yield as of January 31, 2023.

Investment Abbreviations:
ETF - Exchange Traded Funds
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depository Receipt
TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the nine months ended January 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2022	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2023	Share Balance as of January 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$4,171,210	$–	$622,879	$–	$(122,241)	$4,679,264	157,392	$247,538	$3,744	$3,672
Cambria Foreign Shareholder Yield ETF	2,086,741	–	307,235	–	(60,013)	2,365,618	90,396	98,826	31,291	364
Cambria Global Real Estate ETF	3,468,032	–	445,093	(330,319)	(91,014)	3,290,356	118,800	71,849	(269,888)	68,452
Cambria Global Value ETF	2,521,469	–	378,129	–	(70,463)	2,915,015	139,608	105,083	84,842	1,038
Cambria Shareholder Yield ETF	3,437,373	–	539,825	–	(108,106)	4,132,641	63,540	64,653	208,121	55,428
Cambria Value and Momentum ETF	1,859,253	–	294,459	–	(59,067)	2,163,568	79,020	20,782	44,285	24,638
Grand Total	$17,544,078	$–	$2,587,620	$(330,319)	$(510,904)	$19,546,462	$648,756	$608,731	$102,395	$153,592

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Value and Momentum ETF
Energy	33.58%
Financials	21.14%
Materials	19.67%
Consumer Discretionary	7.47%
Industrials	6.10%
Information Technology	3.58%
Health Care	2.97%
Consumer Staples	2.29%
Utilities	2.12%
Communication Services	1.08%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Value and Momentum ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (88.87%)
Communication Services (0.96%)
Scholastic Corp.	29,700	$1,313,928

Consumer Discretionary (6.64%)
Adtalem Global Education, Inc.(a)	25,000	954,500
AutoNation, Inc.(a)	9,200	1,165,824
Dillard's, Inc., Class A(b)	4,800	1,887,888
Group 1 Automotive, Inc.	5,700	1,218,945
ODP Corp.(a)	24,803	1,279,834
Penske Automotive Group, Inc.	10,400	1,329,328
Perdoceo Education Corp.(a)	84,206	1,260,564
		9,096,883
Consumer Staples (2.04%)
Cal-Maine Foods, Inc.	16,400	938,408
Ingles Markets, Inc., Class A	10,300	978,500
SpartanNash Co.	27,700	877,536
		2,794,444
Energy (29.84%)
Antero Resources Corp.(a)	39,504	1,139,296
APA Corp.	28,100	1,245,673
Arch Resources, Inc., Class A(b)	7,700	1,139,754
California Resources Corp.	24,300	1,038,339
Chesapeake Energy Corp.	11,700	1,014,624
Chevron Corp.	5,800	1,009,316
Chord Energy Corp.	9,810	1,406,067
Civitas Resources, Inc.	17,600	1,171,280
CNX Resources Corp.(a)	60,800	1,017,184
ConocoPhillips	9,300	1,133,391
CONSOL Energy, Inc.	19,000	1,098,770
Coterra Energy, Inc.	46,103	1,153,958
Delek US Holdings, Inc.	42,703	1,142,732
Diamondback Energy, Inc.	8,100	1,183,572
Earthstone Energy, Inc., Class A(a)(b)	76,900	1,068,910
EOG Resources, Inc.	12,000	1,587,000
Exxon Mobil Corp.	11,600	1,345,716
Helix Energy Solutions Group, Inc.(a)	242,300	1,921,439
Marathon Oil Corp.	52,600	1,444,922
Marathon Petroleum Corp.	10,000	1,285,200
Matador Resources Co.	33,600	2,222,976
Ovintiv, Inc.	23,200	1,142,136
Patterson-UTI Energy, Inc.	86,200	1,448,160
PBF Energy, Inc.	32,503	1,364,801
PDC Energy, Inc.	20,400	1,381,692
Peabody Energy Corp.(a)(c)	46,600	1,299,674
Permian Resources Corp.	194,300	2,112,041
Pioneer Natural Resources Co.	4,300	990,505
Plains GP Holdings LP, Class A(b)	82,900	1,085,161
SandRidge Energy, Inc.(a)	58,300	921,723
VAALCO Energy, Inc.(b)	227,100	1,056,015
Valero Energy Corp.	9,100	1,274,273
Vitesse Energy, Inc.(a)	3,637	58,042
		40,904,342
Financials (18.79%)
American Equity Investment Life Holding Co.	24,400	1,162,660
American Financial Group, Inc.	7,400	1,055,166
American International Group, Inc.	18,700	1,182,214
Berkshire Hills Bancorp, Inc.	33,800	1,049,490
Employers Holdings, Inc.	27,103	1,189,009
First Horizon Corp.	41,700	1,031,241
Genworth Financial, Inc., Class A(a)	229,015	1,264,163
Hanmi Financial Corp.	44,500	1,036,405
Heritage Financial Corp.	37,100	1,058,463
Jefferies Financial Group, Inc.	30,900	1,213,752
Loews Corp.	34,600	2,127,208
MetLife, Inc.	15,500	1,131,810
Mr Cooper Group, Inc.(a)	26,300	1,209,537
NBT Bancorp, Inc.	27,003	1,061,488
Old Republic International Corp.	44,000	1,161,160
Principal Financial Group, Inc.	14,600	1,351,230
Regions Financial Corp.	45,300	1,066,362
Travelers Cos., Inc.	8,300	1,586,296
Unum Group	36,800	1,546,704
Voya Financial, Inc.	16,600	1,158,182

WesBanco, Inc.	30,003	1,115,211
		25,757,751
Health Care (2.64%)
Cigna Corp.	3,600	1,140,012
McKesson Corp.	3,100	1,173,908
SIGA Technologies, Inc.(b)	178,200	1,306,206
		3,620,126
Industrials (5.42%)
Atlas Air Worldwide Holdings, Inc.(a)	9,700	991,437
Boise Cascade Co.	20,800	1,559,376
Encore Wire Corp.	8,200	1,323,726
Insteel Industries, Inc.	34,500	1,034,655
Mueller Industries, Inc.	18,800	1,232,340
Veritiv Corp.	10,300	1,287,912
		7,429,446
Information Technology (3.18%)
Avnet, Inc.	33,500	1,536,980
Photronics, Inc.(a)	54,800	992,976
Sanmina Corp.(a)	30,100	1,833,993
		4,363,949
Materials (17.48%)
Alpha Metallurgical Resources, Inc.	9,500	1,528,835
CF Industries Holdings, Inc.	15,000	1,270,500
Commercial Metals Co.	37,200	2,018,844
Mosaic Co.	17,400	861,996
Nucor Corp.	9,700	1,639,494
Olin Corp.	20,600	1,330,554
Ramaco Resources, Inc.	213,300	2,224,719
Reliance Steel & Aluminum Co.	4,900	1,114,505
Resolute Forest Products, Inc.(a)	66,700	1,448,057
Ryerson Holding Corp.	37,500	1,431,375
Steel Dynamics, Inc.	15,900	1,918,176
SunCoke Energy, Inc.	142,600	1,299,086
TimkenSteel Corp.(a)	86,600	1,703,422
United States Steel Corp.	42,900	1,222,221
Warrior Met Coal, Inc.	30,200	1,143,976
Westlake Corp.	14,700	1,804,425
		23,960,185
Utilities (1.88%)
NRG Energy, Inc.	47,900	1,639,138
Vistra Corp.	40,700	938,542
		2,577,680

Total Common Stocks
(Cost $108,805,631)		121,818,734

Short-Term Investment (3.36%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(d)(e)	4,603,080	$4,603,080

Total Short-Term Investment
(Cost $4,603,080)		4,603,080

Total Investments (92.23%)
(Cost $113,408,711)		$126,421,814

Other Assets Less Liabilities (7.77%)		10,655,080

Net Assets (100.00%)		$137,076,894

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $4,409,437.
(c)	Security, or portion of security, is being held as collateral for securities sold short.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $4,603,080.
(e)	Rate shown is the 7-day effective yield as of January 31, 2023.

The open futures contracts held by the Fund as of January 31, 2023 are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation
S&P® 500 Mini Future	300	Mar-2023	$(58,887,180)	$(61,350,000)	$(2,462,820)

For the period ended January 31, 2023, the monthly average notional value of the short equity futures contracts held was $63,160,740 and the ending notional value of the futures contacts was $61,350,000.

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	92.66%
Purchased Options	3.80%
Sovereign Debt	3.54%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Tail Risk ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds (80.39%)
International (37.30%)
Fixed Income ETF (37.30%)
VanEck J. P. Morgan EM Local Currency Bond ETF(a)	37,683	$952,249
Vanguard® Total International Bond ETF	18,458	896,136
		1,848,385
United States (43.09%)
Fixed Income ETF (43.09%)
iShares® 7-10 Year Treasury Bond ETF(a)	11,071	1,098,354
iShares® TIPS Bond ETF	9,548	1,037,390
		2,135,744

Total Exchange Traded Funds
(Cost $4,123,573)		3,984,129

	Currency	Face Amount	Value
Sovereign Debt (3.07%)
Colombian TES, 7.500%, 8/26/2026	COP	812,500,000	152,183

Total Sovereign Debt
(Cost $285,809)			152,183

	Contracts	Notional Amount	Value
Purchased Options (3.29%)
Put Options
MSCI EAFE Index-MXEA US 03/17/23 P1800
Expires 03/17/23, Strike Price $1,800	2	$420,087	$480
MSCI EAFE Index-MXEA US 06/16/23 P1700
Expires 06/16/23, Strike Price $1,700	15	3,150,653	14,400
MSCI EAFE Index-MXEA US 09/15/23 P1700
Expires 09/15/23, Strike Price $1,700	9	1,890,392	19,260
MSCI EAFE Index-MXEA US 12/15/23 P1900
Expires 12/15/23, Strike Price $1,900	5	1,050,218	29,600
MSCI Emerging Markets Index-MXEF US 03/17/23 P1000
Expires 03/16/23, Strike Price $1,000	5	515,749	6,525
MSCI Emerging Markets Index-MXEF US 03/17/23 P950
Expires 03/16/23, Strike Price $950	2	206,299	1,150
MSCI Emerging Markets Index-MXEF US 06/16/23 P950
Expires 06/15/23, Strike Price $950	15	1,547,246	29,250
MSCI Emerging Markets Index-MXEF US 09/15/23 P900
Expires 09/14/23, Strike Price $900	14	1,444,096	31,920
MSCI Emerging Markets Index-MXEF US 12/15/23 P950
Expires 12/14/23, Strike Price $950	7	722,048	30,730

Total Purchased Options
(Cost $615,436)			163,315

Short-Term Investment (28.45%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(b)(c)	1,410,107	$1,410,107

Total Short-Term Investment
(Cost $1,410,107)		1,410,107

Total Investments (115.21%)
(Cost $6,434,925)		$5,709,734

Liabilities Less Other Assets (-15.21%)		(753,626)

Net Assets (100.00%)		$4,956,108

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $1,387,093.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $1,410,107.
(c)	Rate shown is the 7-day effective yield as of January 31, 2023.

Currency Abbreviations:
COP — Colombian Peso

Investment Abbreviations:
EAFE - Europe, Australasia and Far East
ETF - Exchange Traded Funds
MSCI- Morgan Stanley Capital International
MXEA- Ticker for MSCI EAFE Index
MXEF- Ticker for MSCI Emerging Markets Index
TIPS - Treasury Inflation Protected Security

Cambria Global Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,984,129	$–	$–	$3,984,129
Sovereign Debt	–	152,183	–	152,183
Short-Term Investment	1,410,107	–	–	1,410,107
Total	$5,394,236	$152,183	$–	$5,546,419
Other Financial Instruments
Purchased Options	$163,315	$–	$–	$163,315
Total	$163,315	$–	$–	$163,315

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1 or Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	18.20%
Information Technology	17.41%
Energy	16.20%
Financials	13.70%
Consumer Discretionary	13.02%
Industrials	11.39%
Consumer Staples	3.22%
Utilities	3.15%
Health Care	2.41%
Real Estate	1.01%
Other	0.29%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Emerging Shareholder Yield ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (98.92%)
Brazil (3.73%)
Cielo SA	1,749,000	$1,726,157
Enauta Participacoes SA	451,000	1,344,213
Petroleo Brasileiro SA	231,000	1,341,960
Vale SA	88,000	1,644,788
		6,057,118
China (24.44%)
Anhui Conch Cement Co., Ltd., Class H	385,000	1,458,268
Bank of Communications Co., Ltd., Class H	2,750,000	1,697,455
China Coal Energy Co., Ltd., Class H	1,870,000	1,495,304
China Hongqiao Group, Ltd.	1,540,000	1,779,382
China Lilang, Ltd.	2,200,000	1,127,896
China Medical System Holdings, Ltd.	1,100,000	1,896,661
China Petroleum & Chemical Corp.	3,614,000	1,945,005
China Shenhua Energy Co., Ltd., Class H	770,000	2,391,167
E-Commodities Holdings, Ltd.(a)	7,920,000	1,666,592
Fufeng Group, Ltd.	3,080,000	2,160,397
Huadian Power International Corp., Ltd., Class H(a)	4,922,000	1,964,745
JNBY Design, Ltd.	1,045,000	1,356,701
Lonking Holdings, Ltd.	4,730,000	965,165
People's Insurance Co. Group of China, Ltd.(b)	5,263,000	1,771,975
PetroChina Co., Ltd., Class H	3,210,000	1,707,109
Qingdao Port International Co., Ltd., Class H(c)	2,200,000	1,091,422
Shenzhen Expressway Corp., Ltd., Class H	1,540,000	1,406,222
Sinopec Shanghai Petrochemical Co., Ltd., ADR	19,300	348,751
Sinotruk Hong Kong, Ltd.	1,485,000	2,560,492
Tianli International Holdings, Ltd.(a)	8,645,000	3,120,123
Tianneng Power International, Ltd.(a)	130,000	192,319
Xinte Energy Co., Ltd., Class H(a)	704,000	1,467,050
Yankuang Energy Group Co., Ltd., Class H(a)	880,000	2,822,545
Zhejiang Expressway Co., Ltd., Class H	1,540,000	1,327,662
		39,720,408
Colombia (0.29%)
Banco De Bogota Sa	62,385	473,264

India (8.17%)
Coal India, Ltd.	661,210	1,814,663
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	198,880	1,336,082
HSIL, Ltd.	311,610	1,242,009
Indian Bank	663,407	2,467,672
Oil & Natural Gas Corp., Ltd.	969,540	1,714,738
Oil India, Ltd.	656,370	1,866,273
Vedanta, Ltd.	700,150	2,840,637
		13,282,074
Indonesia (1.79%)
Indo Tambangraya Megah Tbk PT	682,000	1,646,991
United Tractors Tbk PT	770,000	1,261,074
		2,908,065
Mexico (5.00%)
Arca Continental SAB de CV	220,000	1,940,575
Banco del Bajio SA(c)	638,000	2,562,774
Gentera SAB de CV	1,309,000	1,597,452
Grupo Financiero Inbursa SAB de CV	935,000	2,016,925
		8,117,726
Russia (–%)(d)
Alrosa PJSC(e)(f)	538,800	–
Beluga Group PJSC(e)(f)	20,340	–
Federal Grid Co. Unified Energy System PJSC(e)(f)	328,200,000	5
Gazprom Neft PJSC(e)(f)	223,200	–
Gazprom PJSC(e)(f)	423,000	–
Inter RAO UES PJSC(e)(f)	11,040,000	–

LUKOIL PJSC(e)(f)	17,160	–
Magnitogorsk Iron & Steel Works PJSC(e)(f)	1,560,000	–
Novolipetsk Steel PJSC(e)(f)	458,400	–
OGK-2 PJSC(e)(f)	94,200,000	2
Sberbank of Russia PJSC(e)(f)	276,600	–
Severstal PAO(e)(f)	85,200	–
Unipro PJSC(e)(f)	21,240,000	–
		7
South Africa (17.70%)
Absa Group, Ltd.	156,627	1,789,959
AECI, Ltd.	303,490	1,525,997
African Rainbow Minerals, Ltd.	144,540	2,357,082
Exxaro Resources, Ltd.	108,790	1,361,501
Investec PLC	359,920	2,310,107
Investec, Ltd.	353,760	2,249,222
Kumba Iron Ore, Ltd.	54,340	1,653,779
Motus Holdings, Ltd.	349,030	2,472,095
Nedbank Group, Ltd.	127,490	1,649,823
Reunert, Ltd.	631,280	2,076,693
Sasol, Ltd.	95,994	1,728,333
Sibanye Stillwater, Ltd.	654,060	1,704,691
Thungela Resources, Ltd.	101,640	1,354,324
Tiger Brands, Ltd.	113,190	1,353,336
Truworths International, Ltd.	839,420	3,181,595
		28,768,537
South Korea (6.33%)
GS Holdings Corp.	52,160	1,871,628
Kia Corp.	29,153	1,580,955
KT&G Corp.	25,142	1,887,997
LX Semicon Co., Ltd.	24,090	1,568,451
S-Oil Corp.	27,077	1,938,782
SSANGYONG C&E Co., Ltd.	308,661	1,443,325
		10,291,138
Taiwan (22.20%)
Asustek Computer, Inc.	220,000	1,993,006
Catcher Technology Co., Ltd.	330,000	1,956,370
Chicony Electronics Co., Ltd.	550,000	1,590,008
Dimerco Express Corp.	880,000	2,160,067
Generalplus Technology, Inc.	990,000	1,620,599
Holy Stone Enterprise Co., Ltd.	550,000	1,672,440
Huaku Development Co., Ltd.	550,000	1,630,308
IEI Integration Corp.	880,000	2,168,859
ITE Technology, Inc.	660,000	1,736,553
Nantex Industry Co., Ltd.	1,320,000	1,740,949
Nishoku Technology, Inc.	550,000	1,740,216
O-TA Precision Industry Co., Ltd.	550,000	2,152,373
Radiant Opto-Electronics Corp.	440,000	1,502,082
Sea Sonic Electronics Co., Ltd.	660,000	1,160,633
Systex Corp.	550,000	1,361,032
TA-I Technology Co., Ltd.	770,000	1,138,651
TaiDoc Technology Corp.(b)	330,000	1,972,856
Topco Scientific Co., Ltd.	440,000	2,476,603
Transcend Information, Inc.	550,000	1,245,629
Tripod Technology Corp.	440,000	1,450,791
Utechzone Co., Ltd.	550,000	1,610,158
		36,080,183
Thailand (1.18%)
Tisco Financial Group PLC	616,000	1,912,754

Turkey (8.09%)
Aksa Akrilik Kimya Sanayii AS	815,100	3,354,134
Dogus Otomotiv Servis ve Ticaret AS	284,240	2,402,762
Enerjisa Enerji AS(c)	1,768,030	3,100,051
Eregli Demir ve Celik Fabrikalari TAS	1,139,930	2,309,041
Iskenderun Demir ve Celik AS	1,160,720	1,980,893
		13,146,881

Total Common Stocks
(Cost $165,669,513)		160,758,155

Short-Term Investment (3.15%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(g)(h)	5,124,196	$5,124,196

Total Short-Term Investment
(Cost $5,124,196)		5,124,196

Total Investments (102.07%)
(Cost $170,793,709)		$165,882,351

Liabilities Less Other Assets (-2.07%)		(3,367,042)

Net Assets (100.00%)		$162,515,309

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $5,401,138.
(b)	Non-income producing security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the fair value of securities restricted under Rule 144A in the aggregate was $6,754,247, representing 4.16% of net assets.
(d)	Less than 0.005%.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	These securities are considered to be illiquid. The aggregate value of these securities at January 31, 2023 was $7, which represent 0.00% of the Fund's Net Assets.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $5,124,196.
(h)	Rate shown is the 7-day effective yield as of January 31, 2023.

Investment Abbreviations:
ADR - American Depository Receipt
AS- Turkish Joint Stock Companies
PAO- Russian Public Stock Companies
PJSC - Private Joint Stock Company
PLC - Public Limited Company
SA- Brazilian Limited Liability Corporation
TAS- Turkish Joint Stock Companies

Cambria Emerging Shareholder Yield ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$160,758,148	$–	$7	$160,758,155
Short-Term Investment	5,124,196	–	–	5,124,196
Total	$165,882,344	$–	$7	$165,882,351

(1)	Included in Level 2 is one Rights holdings with total value of $0.
(2)	The Fund considers transfers to Level 3 at the ending of the reporting period, which was $7 at the end of the reporting period. Change in unrealized appreciation/depreciation on Level 3 holding as of January 31, 2023 was $(14,051,903).

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	94.27%
Purchased Options	5.73%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Tail Risk ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Face Amount	Value
U.S. Treasury Obligations (91.30%)
U.S. Treasury Bond 4.125%, 11/15/2032	$183,012,000	$192,534,297
United States Treasury Inflation Indexed Bonds 0.125%, 7/15/2030	15,129,275	13,905,347
		206,439,644

Total U.S. Treasury Obligations
(Cost $202,652,769)		206,439,644

	Contracts	Notional Amount	Value
Purchased Options (5.54%)
Put Options
S&P 500® Index
Expires 03/16/23, Strike Price $3,600	149	$60,741,340	$180,290
Expires 06/15/23, Strike Price $3,800	235	95,800,100	1,927,000
Expires 06/15/23, Strike Price $4,000	72	29,351,520	937,800
Expires 09/14/23, Strike Price $3,500	403	164,286,980	2,879,435
Expires 12/14/23, Strike Price $3,600	291	118,629,060	3,371,235
Expires 03/14/24, Strike Price $3,600	234	95,392,440	3,240,900

Total Purchased Options
(Cost $31,533,324)			12,536,660

Total Investments (96.84%)
(Cost $234,186,093)			$218,976,304

Other Assets Less Liabilities (3.16%)			7,144,746

Net Assets (100.00%)			$226,121,050

Percentages based on Net Assets.

Cambria Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$206,439,644	$–	$206,439,644
Total	$–	$206,439,644	$–	$206,439,644
Other Financial Instruments
Purchased Options	$12,536,660	$–	$–	$12,536,660
Total	$12,536,660	$–	$–	$12,536,660

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Trinity ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds (98.65%)
Global (27.60%)
Alternative ETF (3.43%)
iMGP DBi Managed Futures Strategy ETF	153,382	$4,320,771

Commodity ETF (2.10%)
iShares® Global Energy ETF	65,660	2,640,845

Equity ETF (22.07%)
Alpha Architect Value Momentum Trend ETF	47,922	1,160,431
iShares® Global Consumer Staples ETF	41,748	2,526,589
iShares® Global Financials ETF	35,280	2,692,570
iShares® Global Healthcare ETF	29,760	2,512,339
iShares® Global Industrials ETF	22,932	2,591,316
Cambria Global Real Estate ETF*(a)	187,670	5,197,821
Cambria Global Value ETF*	404,751	8,451,201
FlexShares Global Upstream Natural Resources Index Fund	57,312	2,635,206
		27,767,473
International (21.25%)
Equity ETF (12.99%)
Cambria Emerging Shareholder Yield ETF*	266,364	7,919,001
Cambria Foreign Shareholder Yield ETF*	321,905	8,424,093
		16,343,094
Fixed Income ETF (8.26%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	58,702	2,518,903
VanEck J. P. Morgan EM Local Currency Bond ETF(a)	311,934	7,882,572
		10,401,475
North America (6.28%)
Commodity ETF (6.28%)
Invesco DB Precious Metals Fund	51,254	2,567,211
United States Commodity Index Fund(b)	44,786	2,526,826
VanEck Gold Miners ETF/USA	87,808	2,811,612
		7,905,649
United States (43.52%)
Alternative ETF (3.71%)
First Trust Managed Futures Strategy Fund	99,241	4,670,281

Commodity ETF (5.52%)
Graniteshares Gold Trust(b)	133,702	2,552,371
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	294,000	4,395,300
		6,947,671
Equity ETF (18.95%)
Cambria Shareholder Yield ETF*	126,969	8,258,064
Cambria Value and Momentum ETF*	569,380	15,589,624
		23,847,688
Fixed Income ETF (15.34%)
iShares® Short Treasury Bond ETF	1,235	136,196
Schwab US TIPS Bond ETF	47,726	2,520,410
Vanguard® Intermediate-Term Government Bond ETF	153,468	9,188,129
Vanguard® Total Bond Market ETF	100,566	7,464,009
		19,308,744

Total Exchange Traded Funds
(Cost $121,937,372)		124,153,691

Short-Term Investment (0.91%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(c)(d)	1,140,800	$1,140,800

Total Short-Term Investment
(Cost $1,140,800)		1,140,800

Total Investments (99.56%)
(Cost $123,078,172)		$125,294,491

Other Assets Less Liabilities (0.44%)		556,344

Net Assets (100.00%)		$125,850,835

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $1,124,258.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $1,140,800.
(d)	Rate shown is the 7-day effective yield as of January 31, 2023.

Investment Abbreviations:
ETF - Exchange Traded Funds
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depository Receipt
TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the nine months ended January 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2022	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2023	Share Balance as of January 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Foreign Shareholder Yield ETF	$3,557,864	$3,6557,864	$3,206,793	$(2,583,621)	$–	$8,424,093	321,905	$182,409	$473,649	$117,081
Cambria Global Real Estate ETF	2,684,615	134,191	2,908,536	(635,900)	–	5,197,821	187,670	97,911	61,496	44,883
Cambria Value and Momentum ETF	6,598,945	–	10,422,885	(1,921,740)	–	15,589,624	569,380	146,352	415,349	74,185
Cambria Shareholder Yield ETF	4,148,948	3,202,006	3,423,832	(3,200,471)	–	8,258,064	126,969	89,614	(304,415)	988,164
Cambria Global Value ETF	1,997,674	2,567,845	3,130,232	–	–	8,451,201	404,751	134,865	755,450	–
Cambria Emerging Shareholder Yield ETF	1,791,214	2,757,818	3,017,651	–	–	7,919,001	266,364	212,465	352,318	–
	$20,779,260	$12,314,187	$26,109,929	$(8,341,732)	$–	$53,839,804	1,877,039	$863,616	$1,753,847	$1,224,313

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Cannabis ETF
Consumer Staples	47.36%
Health Care	33.01%
Materials	6.94%
Real Estate	5.50%
Financials	2.22%
Consumer Discretionary	2.19%
Industrials	2.06%
Information Technology	0.72%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Cannabis ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (92.50%)
Consumer Discretionary (2.02%)
Greenlane Holdings, Inc., Class A(a)(b)	29,540	$14,179
GrowGeneration Corp.(a)	48,060	247,990
		262,169
Consumer Staples (43.81%)
Altria Group, Inc.	18,000	810,720
British American Tobacco PLC	14,400	549,633
Constellation Brands, Inc., Class A	5,076	1,175,196
Imperial Brands PLC	39,816	996,959
NewAge, Inc.(a)	573,912	172
Philip Morris International, Inc.	7,992	833,086
Turning Point Brands, Inc.	25,272	586,563
Universal Corp.	10,800	587,196
Village Farms International, Inc.(a)(b)	126,288	136,391
		5,675,916
Financials (2.06%)
AFC Gamma, Inc.	16,956	266,209

Health Care (30.53%)
Aurora Cannabis, Inc.(a)(b)	184,392	191,768
Canopy Growth Corp.(a)(b)	63,360	191,981
cbdMD, Inc.(a)	271,188	93,343
Charlottes Web Holdings, Inc.(a)(b)	372,060	206,925
Cronos Group, Inc.(a)(b)	180,792	455,596
Intercure, Ltd.(a)(b)	59,652	219,519
Jazz Pharmaceuticals PLC(a)	6,732	1,054,635
MyMD Pharmaceuticals, Inc.(a)(b)	61,956	167,281
Organigram Holdings, Inc.(a)(b)	491,220	450,407
SNDL, Inc.(a)(b)	175,430	403,489
Tilray Brands, Inc.(a)(b)	160,596	520,331
		3,955,275
Industrials (1.90%)
Agrify Corp.(a)	9,279	4,705
Hydrofarm Holdings Group, Inc.(a)	50,544	94,517
Urban-Gro, Inc.(a)	38,808	147,471
		246,693
Information Technology (0.67%)
WM Technology, Inc.(a)(b)	68,544	86,365

Materials (6.42%)
Scotts Miracle-Gro Co.	11,520	831,629

Real Estate (5.09%)
Innovative Industrial Properties, Inc.	7,344	659,344

Total Common Stocks
(Cost $29,542,382)		11,983,600

Short-Term Investment (12.25%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(c)(d)(e)	1,587,341	$1,587,341

Total Short-Term Investment
(Cost $1,587,341)		1,587,341

Total Investments (104.76%)
(Cost $31,129,723)		$13,570,941

Liabilities Less Other Assets (-4.76%)		(616,293)

Net Assets (100.00%)		$12,954,648

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $1,454,014.

(c)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $1,587,341.
(e)	Rate shown is the 7-day effective yield as of January 31, 2023.

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Real Estate ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (94.65%)(a)
Australia (5.15%)
BWP Trust	125,040	$345,978
Charter Hall Retail REIT	125,060	352,212
Hotel Property Investments, Ltd.	146,440	362,810
Vicinity, Ltd.	248,980	362,030
		1,423,030
France (1.26%)
Klepierre SA	13,780	348,455

Great Britain (3.53%)
ABRDN PROPERTY INCOME TRUST, Ltd.	370,600	301,549
AEW UK REIT PLC	263,440	344,918
Custodian Property Income Reit PLC	292,220	328,560
		975,027
Guernsey (1.03%)
Balanced Commercial Property Trust, Ltd.	291,380	285,226

Italy (0.98%)
Immobiliare Grande Distribuzione SIIQ SpA	87,700	271,250

Japan (2.26%)
Tokyu REIT, Inc.(b)	200	300,849
Tosei Reit Investment Corp.	320	323,282
		624,131
Mexico (6.58%)
Concentradora Fibra Danhos SA de CV	374,000	492,563
FIBRA Macquarie Mexico(c)	282,000	478,324
Fibra Uno Administracion SA de CV	326,000	441,118
TF Administradora Industrial S de RL de CV	236,000	403,558
		1,815,563
Netherlands (1.45%)
Wereldhave NV	26,720	400,289

Singapore (1.43%)
Sasseur Real Estate Investment Trust	636,000	394,535

South Africa (10.90%)
Fairvest, Ltd., Class B	1,535,980	268,355
Fortress Real Estate Investments, Ltd., Class B(d)	1,305,420	354,864
Growthpoint Properties, Ltd.	416,480	335,578
Hyprop Investments, Ltd.	177,020	340,306
Investec Property Fund, Ltd.	569,360	305,949
Redefine Properties, Ltd.	1,537,440	354,318
SA Corporate Real Estate, Ltd.	2,808,400	371,225
Stor-Age Property REIT, Ltd.	427,820	331,929
Vukile Property Fund, Ltd.	459,880	348,082
		3,010,606
Turkey (4.11%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,158,800	483,623
Sinpas Gayrimenkul Yatirim Ortakligi AS(d)	1,199,940	195,851
Yeni Gimat Gayrimenkul Ortakligi AS	230,700	455,040
		1,134,514
United States (55.97%)
Agree Realty Corp.	6,000	447,780
Alexander & Baldwin, Inc.	16,000	320,320
Armada Hoffler Properties, Inc.	28,240	358,083
Boston Properties, Inc.	4,060	302,633
Braemar Hotels & Resorts, Inc.	67,700	358,810
Brixmor Property Group, Inc.	16,000	376,480
CareTrust REIT, Inc.	16,120	334,006
Chatham Lodging Trust	26,220	372,586
Corporate Office Properties Trust	12,000	336,840
CTO Realty Growth, Inc.	18,000	353,520
Empire State Realty Trust, Inc. - Class A	48,220	402,155
EPR Properties	8,400	356,832
Equity Commonwealth	12,860	328,187
Equity Residential	5,300	337,345
Four Corners Property Trust, Inc.	13,320	383,083
Franklin Street Properties Corp.	70,000	215,600
Getty Realty Corp.	11,660	424,774
Global Net Lease, Inc.	24,240	362,388
Hersha Hospitality Trust - Class A	35,840	329,728
Highwoods Properties, Inc.	8,000	242,960
InvenTrust Properties Corp.	13,540	336,740
Kilroy Realty Corp.	6,000	246,240
Kimco Realty Corp.	16,000	359,360
LTC Properties, Inc.	7,780	296,807

Mid-America Apartment Communities, Inc.	2,000	333,440
National Health Investors, Inc.	5,340	314,152
National Retail Properties, Inc.	8,000	378,800
Necessity Retail REIT, Inc.	51,760	353,521
Omega Healthcare Investors, Inc.	10,500	309,120
Paramount Group, Inc.	44,000	283,800
Piedmont Office Realty Trust, Inc., Class A	20,000	212,000
Public Storage	1,400	426,076
Retail Opportunity Investments Corp.	20,000	316,600
Rexford Industrial Realty, Inc.	6,000	380,820
RPT Realty	28,000	293,440
Sabra Health Care REIT, Inc.	25,360	342,360
Saul Centers, Inc.	8,000	342,480
SITE Centers Corp.	24,000	327,600
Spirit Realty Capital, Inc.	7,900	346,652
Tanger Factory Outlet Centers, Inc.	17,260	329,839
Universal Health Realty Income Trust	7,060	386,959
Urstadt Biddle Properties, Inc., Class A	20,000	375,600
VICI Properties, Inc.	14,000	478,520
Whitestone REIT	35,740	372,053
WP Carey, Inc.	4,340	371,200
		15,458,289

Total Common Stocks
(Cost $24,587,117)		26,140,915

	Shares	Value
Exchange Traded Funds (1.24%)
United States (1.24%)
Equity ETF (1.24%)
NexPoint Diversified Real Estate Trust	26,120	341,911

Total Exchange Traded Funds
(Cost $315,076)		341,911

	Shares	Value
Real Estate Investment Trusts (1.31%)
United States (1.31%)
Apple Hospitality REIT, Inc.	20,500	363,465

Total Real Estate Investment Trusts
(Cost $328,591)		363,465

Short-Term Investment (0.57%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(e)(f)	157,728	$157,728

Total Short-Term Investment
(Cost $157,728)		157,728

Total Investments (97.77%)
(Cost $25,388,512)		$27,004,019

Other Assets Less Liabilities (2.23%)		614,988

Net Assets (100.00%)		$27,619,007

Percentages based on Net Assets.

(a)	Real Estate Investment Trust.
(b)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $150,424.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the fair value of securities restricted under Rule 144A in the aggregate was $478,324, representing 1.73% of net assets.
(d)	Non-income producing security.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $157,728.
(f)	Rate shown is the 7-day effective yield as of January 31, 2023.

Investment Abbreviations:
AS- Turkish Joint Stock Companies
NV- Dutch Public Limited Liability Companies
PLC- Public Limited Company
REIT- Real Estate Investment Trust
SA de CV- Mexican Public Limited Company with Variable Capital

As of January 31, 2023, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.